Note 13 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Rate reconciliation:	2023	2022
Federal tax benefit at statutory rate	21.0%	21.0%
State tax, net of federal benefit	6.3%	8.0%
Change in convertible debt	52.8%	-8.6%
Research & Development credit	17.1%	1.2%
Change in valuation allowance	-95.9%	-15.8%
Share-based compensation	-1.0%	0.0%
Other	-0.3%	-5.8%
Total provision	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022
Deferred tax assets:
Net operating loss	$10,495,881	$10,977,455
Research and development credits	708,443	354,283
Capitalized research expenditures	2,271,853	259,749
Stock-based compensation	567,473	514,654
Reserves and accruals	-	105,399
Intangibles	223,548	262,872
Gross deferred tax assets	14,267,198	12,474,412
Less valuation allowance	(14,100,543)	(12,474,412)
Total deferred tax assets	166,655	-

Deferred tax liabilities:
Prepaids	$(166,655)	$-
Gross deferred tax liabilities	(166,655)	-
Deferred tax assets, net	$-	$-